DEFERRED TAX ASSETS AND LIABILITIES - Summary of deferred tax assets and (liabilities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized In Provision for Income Taxes
Property, plant, and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	$ (979,612)	(1,005,005)	$ (853,231)
Recognized in Other Comprehensive Income		(69,537)	(218,402)
Recognized In Provision for Income Taxes	96,537	94,930	66,628
Ending Balance	(883,075)	(979,612)	(1,005,005)
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(8,431)
Recognized In Provision for Income Taxes	8,431	(8,431)
Ending Balance		(8,431)
Non current assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(988,043)	(1,005,005)	(853,231)
Recognized in Other Comprehensive Income		(69,537)	(218,402)
Recognized In Provision for Income Taxes	104,968	86,499	66,628
Ending Balance	(883,075)	(988,043)	(1,005,005)
Receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(11,849)	(11,709)
Recognized In Provision for Income Taxes		(140)
Ending Balance		(11,849)	(11,709)
Prepaid expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(11,849)		(1,536)
Recognized In Provision for Income Taxes	(5,346)		1,536
Ending Balance	(17,195)	(11,849)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	26,452
Recognized in Other Comprehensive Income	23,451
Recognized In Provision for Income Taxes	116	26,452
Ending Balance	50,019	26,452
current assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	14,603	(11,709)	(71,963)
Recognized in Other Comprehensive Income	23,451
Recognized In Provision for Income Taxes	(5,230)	26,312	60,254
Ending Balance	32,824	14,603	(11,709)
Depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	98,015	280,070
Recognized In Provision for Income Taxes		(182,056)
Ending Balance		98,015	280,070
Income in Advance
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	98,015	105,108	117,378
Recognized In Provision for Income Taxes	29,114	(7,093)	(12,270)
Ending Balance	127,129	98,015	105,108
Tax Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance		174,963	373,618
Recognized In Provision for Income Taxes		(174,963)	(198,656)
Ending Balance			174,963
Net deferred tax and (liabilities)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(875,425)	(736,645)	(434,198)
Recognized in Other Comprehensive Income	23,451	(69,537)	(218,402)
Recognized In Provision for Income Taxes	128,852	(69,245)	(84,044)
Ending Balance	$ (723,122)	$ (875,425)	$ (736,645)